NOTES PAYABLE, BANK OVERDRAFTS AND LONG-TERM DEBT (Tables)	9 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
Schedule of Notes Payable, Bank Overdrafts and Long-term Debt
Notes payable, bank overdrafts and long-term debt consisted of the following:

	September 30, 2022	December 31, 2021
	(U.S. Dollars in thousands)
Revolving Credit Facility	$240,089	$312,017
Term Loan A and Term Loan B	827,100	836,775
Vessel financing loans	93,155	104,184
Other long-term financing arrangements	42,190	57,361
Other revolving credit facilities, at a weighted average interest rate of 3.6% as of September 30, 2022 (1.8% as of December 31, 2021)	72,600	19,600
Bank overdrafts	20,284	9,395
Finance lease obligations, at a weighted average interest rate of 3.6% as of September 30, 2022 (3.5% as of December 31, 2021)	30,726	40,719
	1,326,144	1,380,051
Unamortized debt discounts and debt issuance costs	(18,724)	(21,063)
	1,307,420	1,358,988
Current maturities, net of unamortized debt discounts and debt issuance costs	(78,984)	(51,785)
Bank overdrafts	(20,284)	(9,395)
Long-term debt, net	$1,208,152	$1,297,808